Expense Example - Nuveen U.S. Infrastructure ETF - Nuveen U.S. Infrastructure ETF	Jun. 15, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	$ 176